Related party transactions - Proportionate share of income (loss) and changes in stockholder's equity from EVERTEC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Share of changes in equity recognized in income	$ 43,000	$ 38,000
EVERTEC Inc.
Related Party Transaction [Line Items]
Share of income from investment	16,749	13,892	$ 8,924
Share of other changes in stockholders equity	516	1,659	2,659
Share of changes in equity recognized in income	$ 17,265	$ 15,551	$ 11,583